Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Disclosure of loss per share

	2017	2016	2015
Net loss from continuing operations for the period attributable to shareholders	(1,590,735)	(1,314,093)	(29,425)

Weighted average number of common shares in issue	51,156,787	51,022,748	36,184,480
Adjustments for:
Dilutive stock options	—	334,694	1,050,922
Dilutive unvested shares	2,290,430	440,940	222,159
Weighted average number of fully diluted shares	53,447,217	51,798,382	37,457,561

Loss per share, from continuing operations
Basic loss per share	(31.10)	(25.76)	(0.81)
Diluted loss per share	(31.10)	(25.76)	(0.81)

Loss per share, including discontinuing operations
Basic loss per share	(31.10)	(25.79)	(0.87)
Diluted loss per share	(31.10)	(25.79)	(0.87)